Initial Public Offering (Details) - USD ($)				3 Months Ended	12 Months Ended
	Oct. 19, 2022	Jul. 28, 2021	Jul. 22, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Initial Public Offering [Line Items]
Number of units issued	12,204,072
Purchase price share	$ 10.29			$ 11.73	$ 11.73
Proceeds from initial public offering			$ 138,312,300			$ 138,312,300
Number of shares issued per unit			1
Deferred fee payable				$ 4,840,931
Units issued during period shares			1,875,000
Over-allotment exercised	12,204,072
Additional fee					$ 4,840,931
IPO [Member]
Initial Public Offering [Line Items]
Number of units issued			13,831,230
Purchase price share			$ 10
Proceeds from initial public offering			$ 140,386,985
Underwriting fee				$ 2,766,246	$ 2,766,246
Units issued during period shares			13,831,230	1,875,000	1,875,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of units issued			1,331,230	143,750	143,750
Underwriting fee				$ 125,000	$ 125,000
Units issued during period shares		1,331,230	1,331,230
Over-allotment exercised			1,331,230